[ING STATIONERY]

September 11, 2008

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-02512; 333-09515
Prospectus Name: ING Income Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Income Annuity Prospectus under
Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain fixed/variable single premium immediate annuity contract, we hereby certify the following pursuant to Rule 497(j)
of the 1933 Act:

(1)	The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicole J. Kosits Nicole J. Kosits Managing Paralegal

ING Life Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3782
Fax: (610) 425-3520